UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/16

Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.4%
Alabama 1.4%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,950,220
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	7,033,680
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities, Refunding, 5.00%,
9/01/44	17,085,000	19,062,930
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	3,500,000	3,857,910
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	2,100,000	2,357,586
Series B, 5.00%, 1/01/38	3,500,000	3,943,205
Series B, 5.00%, 1/01/43	8,000,000	8,917,760
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital Project, Series A,
5.00%, 11/01/40	8,425,000	9,553,444
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	18,500,000	20,045,675
[a] Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,014,350
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,951,269
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured, Pre-Refunded, 5.00%,
3/01/31	6,250,000	6,273,188
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	10,000,000	11,261,400
University of Alabama General Revenue, Series A, XLCA Insured, Pre-Refunded, 5.00%,
7/01/28	5,000,000	5,094,550
7/01/32	5,500,000	5,604,005
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC Insured, 5.00%,
12/01/36	11,570,000	11,907,497
		148,828,669
Alaska 0.9%
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%,
10/01/40	10,000,000	10,887,000
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	3,245,000	3,261,355
Series C, 5.00%, 10/01/33	12,565,000	14,342,571
Alaska State Municipal Bond Bank Authority Revenue
Refunding, Series 3, 5.25%, 10/01/36	16,045,000	19,073,012
Refunding, Series 3, 5.00%, 10/01/39	12,950,000	14,943,394
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,138,711
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, Pre-Refunded,
6.00%, 9/01/32	20,000,000	23,559,800
		96,205,843
Arizona 2.6%
Arizona State Board of Regents University of Arizona System Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%, 8/01/44	10,000,000	11,385,400
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	16,261,173
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,986,900
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	17,462,765
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	17,483,700
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,632,800
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	20,352,230
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,319,736
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	26,564,880
senior lien, Series A, 5.00%, 7/01/33	28,000,000	30,402,120
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
Insured, 5.50%,
7/01/32	6,000,000	7,832,100
7/01/34	5,000,000	6,582,200
7/01/35	9,860,000	13,018,059
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,
7/01/32	21,095,000	23,948,099
7/01/34	10,000,000	11,320,000
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	21,311,800

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	11,614,200
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, 5.00%,
1/01/38	10,000,000	10,662,700
		282,140,862
Arkansas 0.1%
University of Arkansas Revenue, Various Facilities, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,568,596
11/01/42	9,360,000	10,594,865
		14,163,461
California 13.4%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	20,154,800
Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	27,115,920
Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	22,082,220
Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,767,280
Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	15,266,720
Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	33,035,100
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	32,653,845
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	32,840,421
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%,
7/01/40	24,525,000	27,816,010
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	542,618
5.90%, 4/01/23	1,200,000	1,210,656
5.00%, 10/01/29	15,000,000	17,110,800
6.00%, 4/01/38	100,000,000	115,654,000
6.00%, 11/01/39	25,000,000	29,612,750
5.25%, 11/01/40	50,000,000	58,454,500
FGIC Insured, 6.00%, 5/01/20	850,000	862,062
Refunding, 5.25%, 3/01/30	30,000,000	34,794,900
Refunding, 6.00%, 3/01/33	12,000,000	14,343,600
Refunding, 5.25%, 3/01/38	20,000,000	21,769,400
Refunding, 5.50%, 3/01/40	25,000,000	29,059,250
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	6,014,250
11/01/38	8,000,000	9,463,840
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,148,096
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%, 4/01/27	3,980,000	4,560,085
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%, 4/01/29	5,000,000	5,743,000
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	21,240,900
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,547,347
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	34,438,048
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	16,464,563
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	9,905,000	10,554,768
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,525,150
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,815,200
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	15,000,000	16,944,300
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured,
zero cpn., 8/01/39	7,500,000	2,823,375
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	4,194,028
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	10,742,640
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	13,180,057
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	16,046,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	29,443,250
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,794,800
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series
D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,044,450
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn.,
8/01/35	10,500,000	3,103,065

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
8/01/40	10,000,000	1,951,800
8/01/41	13,590,000	2,439,133
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	34,772,700
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	25,485,000	28,775,623
Series D, 5.00%, 5/15/40	50,000,000	56,456,000
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	24,021,800
Los Angeles USD, GO,
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	30,175,926
Election of 2004, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/30	52,475,000	53,474,124
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26	10,250,000	10,445,160
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,190,400
Series KRY, 5.25%, 7/01/34	36,625,000	42,567,772
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	18,048,125
New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
8/01/31	2,055,000	1,194,941
8/01/32	7,830,000	4,332,731
8/01/33	7,660,000	4,033,526
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, Pre-Refunded, 5.25%, 8/01/32	24,490,000	27,163,328
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	6,246,041
Rialto USD, GO, San Bernardino County, Captial Appreciation, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	8,661,600
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,745,011
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	17,070,600
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	11,209,300
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,356,560
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	55,923,000
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	16,273,000
Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	4,882,568
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
thereafter, 8/01/42	50,000,000	40,919,000
Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,
8/01/35	10,000,000	4,912,100
8/01/36	18,865,000	8,809,955
8/01/37	10,000,000	4,443,100
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	28,296,750
Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	12,929,866
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,358,260
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
8/01/29	10,000,000	6,629,000
8/01/30	20,845,000	13,251,375
8/01/31	20,000,000	12,026,000
8/01/32	10,730,000	6,143,032
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	7,201,200
		1,461,308,471
Colorado 2.0%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/32	10,000,000	10,590,300
8/01/36	41,235,000	43,549,108
8/01/39	26,930,000	28,391,760
Colorado State Board of Governors University Enterprise System Revenue, Series A,
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,381,400
NATL Insured, 5.00%, 3/01/37	1,700,000	1,764,838
NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	8,699,977
Colorado State Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	10,000,000	10,828,300
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,061,400
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,474,400
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,648,620
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-Refunded, 5.50%,
11/01/27	10,000,000	11,215,001
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33	16,405,000	19,500,623
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-
Refunded, 6.25%, 12/01/30	6,000,000	7,189,980

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	28,066,800
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,960,400
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A, Pre-Refunded, 5.375%,
6/01/32	3,500,000	4,012,295
		220,335,202
Connecticut 0.1%
Connecticut State GO, Series B, 5.00%, 6/15/35	7,000,000	8,235,640

District of Columbia 2.9%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,157,814
2/01/25	7,000,000	7,021,700
2/01/26	9,950,000	9,980,447
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue,
Refunding, 5.00%, 7/15/40	6,830,000	7,876,766
Sub Series 1, AGMC Insured, Pre-Refunded, 5.45%, 7/15/35	23,350,000	25,857,323
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,497,400
Series A, 5.25%, 12/01/34	11,000,000	12,617,110
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,637,400
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,248,750
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter,
4/01/32	15,370,000	15,069,363
Medlantic/Helix Issue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/38	20,000,000	21,306,200
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	12,401,057
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	19,133,254
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,706,660
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	35,000,000	43,391,950
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,526,650
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-Refunded, 6.00%, 10/01/35	8,000,000	9,084,000
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,515,900
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,685,750
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,968,211
Series A, 5.00%, 10/01/39	5,000,000	5,638,150
Series C, 5.00%, 10/01/26	10,235,000	11,347,340
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	31,295,500
		314,964,695
Florida 7.0%
Alachua County Health Facilities Authority Revenue, Shands Teaching Hospitals and Clinics, Series A, 5.00%, 12/01/44	10,350,000	11,453,517
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded,
7.00%, 4/01/39	6,500,000	7,714,915
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%, 8/01/37	12,245,000	12,872,311
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	8,800,000	9,831,448
Cape Coral Water and Sewer Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 10/01/36	5,000,000	5,145,250
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	24,222,626
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,140,600
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	25,722,218
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	10,640,100
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	26,765,250
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,967,190
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	22,945,125
Florida State Mid-Bay Bridge Authority Revenue, Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn.,
10/01/23	4,950,000	3,605,580
10/01/23	50,000	36,330
10/01/24	2,970,000	2,043,122
10/01/24	30,000	20,586
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,649,508
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,026,100

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Hillsborough County Aviation Authority Revenue, Tampa International Airport,
Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,519,700
Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,490,500
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,180,030
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	17,650,000	20,751,282
Indian River County School Board COP, NATL Insured, 5.00%, 7/01/27	16,485,000	17,363,486
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.00%, 11/15/36	17,950,000	18,189,274
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,259,192
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,476,960
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Refunding, Series A,
5.50%, 10/01/36	20,000,000	22,839,200
Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,939,620
Assured Guaranty, 5.25%, 10/01/38	13,000,000	14,008,540
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A, Pre-Refunded, 5.50%,
4/01/38	12,500,000	12,605,125
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,652,500
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,293,255
Series A, 5.00%, 7/01/40	30,265,000	33,193,441
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	22,277,800
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,503,800
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	11,279,200
Miami-Dade County Special Obligation Revenue, sub. bond, Refunding, Series B, 5.00%,
10/01/31	5,000,000	5,809,100
10/01/32	4,500,000	5,174,280
10/01/35	3,250,000	3,704,935
Miami-Dade County Transit System Sales Surtax Revenue, Refunding,
5.00%, 7/01/35	7,000,000	8,165,290
AGMC Insured, 5.00%, 7/01/38	18,845,000	20,316,983
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,346,800
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	20,000,000	21,826,200
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	17,173,050
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds, Series B, Assured
Guaranty, 5.50%, 11/01/38	18,490,000	19,567,227
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,538,750
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,629,040
Series C, 5.00%, 7/01/40	15,000,000	16,709,400
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%, 10/01/28	10,000,000	11,223,700
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	18,024,765
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,288,990
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
4.75%, 5/01/28	10,000,000	10,456,100
5.00%, 5/01/36	12,500,000	13,361,375
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	6,451,932
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	31,070,000	32,858,389
St. Lucie County Transportation Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/27	5,785,000	6,162,240
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,222,000
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,935,252
		758,570,479
Georgia 3.7%
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%, 1/01/38	14,500,000	16,434,590
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	18,144,600
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,522,930
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,273,409
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,965,214
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,745,350
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,583,800
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000	34,890,300
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	34,186,800
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	23,930,800

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project,
5.00%, 7/01/33	5,000,000	5,412,800
5.25%, 7/01/38	10,000,000	10,857,300
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four
LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	25,098,216
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	16,078,800
Series E, 7.00%, 1/01/23	25,000,000	27,786,500
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured, 5.00%, 1/01/27	5,000,000	5,193,950
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation Real Estate I LLC
Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,701,831
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Foundation LLC
Project, 6.00%, 7/01/34	10,000,000	11,508,800
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series
A, 5.00%, 7/01/39	11,420,000	12,817,580
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000	5,564,400
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	2,335,000	2,629,770
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	11,635,000	13,118,579
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,340,000
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	4,056,199
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,517,984
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project, 5.25%, 10/01/35	10,485,000	11,132,763
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/32	6,075,000	6,367,754
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,150,750
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,232,800
Municipal Electric Authority of Georgia Revenue, Project One Sub., Refunding, Series A, 5.00%, 1/01/35	3,250,000	3,788,038
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	11,552,900
Series A, 5.00%, 10/01/43	10,000,000	11,566,800
Series C, 5.25%, 9/01/39	21,000,000	23,780,190
		407,932,497
Hawaii 0.4%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc. and Subsidiary
Projects, 6.50%, 7/01/39	7,500,000	8,532,825
Honolulu City and County Board of Water Supply Water System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/36	20,000,000	20,378,200
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35	1,045,000	1,048,469
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%, 7/01/38	10,000,000	11,514,500
		41,473,994
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,203,250

Illinois 5.2%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	7,156,350
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	2,000,000	2,047,440
Assured Guaranty, 5.125%, 11/01/37	5,000,000	5,255,800
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,253,122
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	4,000,000	4,286,960
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	22,836,128
Chicago O'Hare International Airport Revenue, General Airport, third lien,
Series A, 5.75%, 1/01/39	5,000,000	5,854,950
Series C, Assured Guaranty, 5.25%, 1/01/35	12,850,000	14,413,331
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,903,900
Chicago Wastewater Transmission Revenue,
Project, second lien, 5.00%, 1/01/42	10,525,000	11,130,608
second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	19,098,360
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,338,466
South Suburban Hospital, ETM, 7.00%, 2/15/18	1,640,000	1,742,992

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	49,162,050
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,578,080
Columbia College, NATL Insured, Pre-Refunded, 5.00%, 12/01/32	15,440,000	16,646,482
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	26,695,000	29,040,156
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,848,100
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,609,050
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%, 11/01/28	2,500,000	2,820,625
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%, 11/01/35	3,000,000	3,344,250
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,702,500
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,359,300
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,824,350
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,841,600
Illinois State GO,
5.25%, 7/01/30	16,915,000	18,762,287
5.50%, 7/01/33	5,000,000	5,554,600
5.50%, 7/01/38	20,000,000	21,933,800
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,018,120
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,460,600
Refunding, 5.00%, 1/01/24	12,820,000	13,764,193
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%,
2/01/35	20,000,000	20,893,800
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	16,646,400
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	11,318,266
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	6,680,000	7,070,646
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	4,215,000	4,453,695
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, zero cpn. to 6/14/17,
5.65% thereafter, 6/15/22	27,355,000	30,263,931
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, ETM, zero cpn. to 6/14/17, 5.65%
thereafter, 6/15/22	2,645,000	3,124,036
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, Pre-Refunded, 5.50%, 6/15/20	1,560,000	1,680,011
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, Pre-Refunded, 5.55%, 6/15/21	1,785,000	1,923,534
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,960,450
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	12,000,000	16,083,600
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	5,000,000	5,301,400
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	17,258,879
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	530,000	619,188
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured,
zero cpn.,
12/01/24	3,850,000	2,909,021
12/01/26	7,700,000	5,282,816
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,286,359
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,574,500
Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	8,048,530
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,611,988
		566,899,600
Indiana 1.7%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	4,000,000	4,241,720
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	10,058,760
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%,
8/01/39	10,000,000	11,474,900
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, Pre-Refunded, 6.75%,
3/01/39	9,750,000	11,454,690
Indiana State Finance Authority Revenue,
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,603,600
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,249,125
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,856,100
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,496,100
Series A, 5.00%, 10/01/37	5,000,000	5,799,050
Series A, 5.25%, 10/01/38	12,000,000	14,105,400

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Series A, 4.00%, 10/01/42	22,615,000	23,984,564
Indiana State Health and Educational Facility Financing Authority Hospital Revenue, Community Foundation of Northwest
Indiana Obligated Group,
Pre-Refunded, 5.50%, 3/01/27	2,860,000	3,010,007
Refunding, 5.50%, 3/01/27	3,640,000	3,822,801
Indiana State Municipal Power Agency Power Supply System Revenue,
Refunding, Series A, 5.00%, 1/01/42	10,000,000	11,535,000
Series B, 6.00%, 1/01/39	4,000,000	4,499,800
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F, AGMC Insured, 5.00%,
1/01/35	10,000,000	11,195,100
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.60%, 11/01/16	5,000,000	5,173,500
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,317,160
		188,877,377
Kansas 0.3%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,163,625
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,380,610
[b] Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,453,900
Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,568,250
		27,566,385
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,641,250
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/16	7,005,000	6,967,803
8/15/17	7,115,000	6,977,182
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc., Captial Appreciation,
Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,122,870
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,315,440
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,298,400
Series A, NATL Insured, 5.00%, 9/01/32	5,230,000	5,532,033
Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	4,770,000	5,081,099
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	15,000,000	16,757,550
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,221,520
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,723,830
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,621,460
		102,260,437
Louisiana 1.9%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,767,520
Lafayette Communications System Revenue, XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	12,485,000	13,452,213
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc., Housing and Parking Project, Assured
Guaranty, 5.50%, 10/01/35	6,000,000	7,035,060
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	7,234,481
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,505,945
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,271,200
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series
A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	11,919,700
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%,
11/01/30	10,000,000	10,404,600
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,664,015
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,136,975
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,405,000	7,712,011
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,205,000	7,487,220
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,921,700
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,855,000	3,016,850
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,795,000	2,962,365
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	13,690,000	15,446,564

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A, AMBAC Insured, Pre-
Refunded, 5.00%, 7/01/36	6,230,000	6,615,512
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	47,250,000	47,034,067
		204,587,998
Maine 0.3%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	10,670,000	11,888,514
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical Center Issue,
6.75%, 7/01/36	4,250,000	4,773,855
7.00%, 7/01/41	10,000,000	11,275,200
		27,937,569
Maryland 1.1%
Baltimore Project Revenue,
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/39	10,000,000	11,587,400
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/44	10,000,000	11,528,100
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/39	9,430,000	10,926,918
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/44	5,500,000	6,340,455
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,760,300
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,406,500
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	8,130,000	8,627,068
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%, 6/01/33	15,000,000	15,172,050
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,743,300
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,587,100
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/28	1,125,000	1,194,615
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	1,875,000	1,980,900
Upper Chesapeake Hospitals Issue, Series C, Pre-Refunded, 6.00%, 1/01/38	5,000,000	5,499,150
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	19,345,000	19,694,758
		119,048,614
Massachusetts 2.8%
Massachusetts Bay Transportation Authority Revenue, Assessment,
Refunding, Series A, 5.25%, 7/01/34	19,520,000	21,402,899
Series A, Pre-Refunded, 5.25%, 7/01/34	8,110,000	8,957,738
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	13,026,400
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B,
5.00%, 1/01/37	31,000,000	34,580,500
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	22,017,572
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	17,288,100
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,491,400
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,558,100
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	9,740,000	10,511,603
Refunding, Series K, 5.25%, 7/01/29	8,565,000	9,245,232
Series H, Assured Guaranty, 6.35%, 1/01/30	3,490,000	3,672,178
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,652,100
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,575,300
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,239,200
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	22,724,000
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,486,909
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,873,014
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,584,990
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,840,216
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC Insured, 4.50%, 8/15/35	30,000,000	31,247,400
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/35	10,000,000	10,630,600
Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts State Water Resources Authority Program,
Series A, 5.00%, 8/01/32	225,000	225,691
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, Massachusetts Water
Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,728

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)

University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	23,458,600
		309,741,470
Michigan 3.1%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A, 5.00%,
5/01/30	1,245,000	1,403,152
5/01/33	1,500,000	1,662,405
Detroit GO, Distributable State Aid, 5.00%, 11/01/30	22,500,000	24,013,125
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	13,334,520
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	22,644,096
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,821,606
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,660,096
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	14,000,000
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,635,150
Facilities Program, Series I, 6.25%, 10/15/38	5,860,000	6,600,352
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	9,140,000	10,443,912
Refunding, Series A1, NATL Insured, 5.00%, 10/15/31	4,100,000	4,206,764
Series IA, NATL Insured, Pre-Refunded, 5.00%, 10/15/31	5,375,000	5,548,021
Michigan State Finance Authority Hospital Revenue, Trinity Health Credit Group,
Refunding, Series MI, 5.00%, 12/01/39	29,610,000	32,904,113
Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	169,592
Michigan State Finance Authority Revenue,
[b] Beaumont, Health Credit Group, Series A, 5.00%, 11/01/44	12,425,000	13,940,726
School District of the City of Detroit, Refunding, 5.00%, 6/01/18	2,400,000	2,581,104
School District of the City of Detroit, Refunding, 5.00%, 6/01/19	1,900,000	2,059,562
School District of the City of Detroit, Refunding, 5.00%, 6/01/20	1,500,000	1,654,155
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	10,788,400
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,165,500
5.50%, 11/01/25	1,000,000	1,149,170
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	415,263
Michigan State Finance Authority Hospital Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,652,920
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,836,550
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,491,372
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	20,000,000	22,897,800
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	941,987
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities Project, Refunding,
Series KT, 5.625%, 7/01/20	7,000,000	8,146,530
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	40,000,000	37,871,600
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	23,748,400
Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	11,852,700
Wayne State University Revenue, General, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/36	5,000,000	5,172,050
		339,412,693
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, Pre-Refunded,
6.625%, 11/15/28	11,000,000	12,661,220
6.75%, 11/15/32	6,250,000	7,215,188
		19,876,408
Mississippi 0.5%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	32,520,000	32,924,549
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	12,855,500
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,437,340
		50,217,389
Missouri 0.4%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	28,544,250

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)

St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,616,250
		45,160,500
Nebraska 1.5%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,021,758
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,594,250
Lancaster County School District No. 001 GO, Lincoln Public Schools, Pre-Refunded, 5.00%, 1/15/36	24,725,000	25,236,808
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, 6.00%,
7/01/33	12,000,000	13,205,520
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
4/01/39	5,000,000	5,577,800
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured, 5.00%, 2/01/35	30,000,000	31,053,600
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	9,987,660
Omaha Public Power District Electric System Revenue, Series C, 5.00%, 2/01/39	23,305,000	26,398,972
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,753,600
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,718,250
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,489,025
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,571,450
Omaha Student Facilities Project, Pre-Refunded, 5.00%, 5/15/32	5,000,000	5,284,100
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,387,750
		165,280,543
Nevada 0.2%
Clark County School District GO, Refunding, Series A, NATL Insured, 5.00%, 6/15/24	15,000,000	16,275,600
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	3,145,000	3,157,360
		19,432,960
New Hampshire 0.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33	4,616,000	4,631,325
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,889,575
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,550,550
New Hampshire State Health and Education Facilities Authority Revenue,
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/26	1,000,000	1,012,250
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/36	1,100,000	1,110,989
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,853,338
		37,048,027
New Jersey 3.0%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	10,209,870
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,103,600
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,051,800
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	15,780,734
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,880,120
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	15,263,380
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A, 5.25%, 10/01/38	10,000,000	10,557,800
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%,
6/15/25	20,305,000	22,206,563
6/15/26	8,000,000	8,719,440
6/15/27	4,000,000	4,355,640
6/15/28	2,000,000	2,171,740
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	1,870,000	1,937,208
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	25,000,000	26,670,000
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	15,849,150
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	43,582,706
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	10,182,680
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	23,509,200
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,682,500
Transportation System, Series C, 5.25%, 6/15/32	25,000,000	27,567,500
Transportation System, Series D, 5.25%, 12/15/23	15,000,000	17,100,600
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, Pre-Refunded, 5.15%, 1/01/35	10,000,000	10,424,900

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)

Series E, 5.25%, 1/01/40	13,925,000	15,495,322
		331,302,453
New Mexico 0.1%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services Obligated Group,
Refunding, 5.00%, 8/01/44	10,000,000	11,463,800

New York 8.1%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	14,507,500
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	6,927,360
5.25%, 11/15/29	4,000,000	4,615,040
5.25%, 11/15/30	3,000,000	3,458,850
5.00%, 11/15/34	15,000,000	16,988,700
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	17,391,000
Series A, 5.00%, 11/15/37	25,000,000	26,684,500
Series A, 5.00%, 11/15/38	11,800,000	13,633,720
Series C, 6.50%, 11/15/28	15,000,000	17,276,700
Series D, 5.00%, 11/15/34	10,000,000	11,534,500
Series D, 5.00%, 11/15/36	9,500,000	10,908,945
Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	17,350,800
Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,710,100
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,668
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	27,939,022
Series E, Sub Series E-1, 6.25%, 10/15/28	480,000	548,064
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,520,000	10,886,406
Series F, 5.25%, 1/15/23	5,000	5,018
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,675,360
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,527,400
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	73,349,830
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	17,180,700
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,668,800
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	35,907,041
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	17,290,200
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,756,200
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,553,600
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,393,400
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,353,991
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,555,904
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	39,949,000
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	6,236,086
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	17,350,500
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	17,694,300
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	29,025,250
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	28,691,750
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,302,425
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	49,112,800
5.50%, 10/01/37	24,995,000	32,095,080
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	11,542,800
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges, Series C, 6.00%,
7/01/31	23,215,000	26,601,836
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	17,352,450
Group C, Series B, 5.00%, 2/15/40	20,000,000	23,247,400
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	175,000	175,385
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,679,900
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,543,750
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	23,612,000

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series A, 5.25%, 11/15/38	25,000,000	27,155,000
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	7,500,000	8,339,775
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,377,700
		885,844,506
North Carolina 2.1%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,471,340
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	5,093,415
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,588,100
Series B, ETM, 6.25%, 1/01/23	39,030,000	51,457,542
North Carolina State Capital Improvement Limited Obligation Revenue, Series A,
5.00%, 5/01/23	20,000,000	23,261,800
5.00%, 5/01/26	20,000,000	23,108,600
Pre-Refunded, 5.00%, 5/01/24	5,500,000	6,202,405
Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,484,333
Pre-Refunded, 5.00%, 5/01/27	4,500,000	5,074,695
Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,792,768
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	13,719,500
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	7,875,150
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,620,281
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,534,620
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,388,728
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	9,138,738
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,907,585
		226,719,600
North Dakota 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
Assured Guaranty, 5.00%, 12/01/26	8,385,000	9,070,977
Refunding, 5.50%, 12/01/20	8,870,000	9,517,155
Refunding, 5.50%, 12/01/24	13,945,000	14,962,427
		33,550,559
Ohio 3.1%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,866,000
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.00%, 2/15/38	1,215,000	1,294,036
Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,716,800
Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,831,675
Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	23,088,904
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,245,112
Buckeye Tobacco Settlement Financing Authority Revenue, Tobacco Settlement,
Senior, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	13,965,000
Senior Current Interest Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	8,850,900
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%,
7/01/37	6,000,000	7,596,900
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,530,800
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,935,240
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,938,270
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,949,945
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,149,480
Maple Heights City School District GO, School Facilities Improvement, Pre-Refunded, 5.00%,
1/15/37	11,165,000	11,638,396
1/15/37	18,205,000	18,985,812
Marysville Wastewater Treatment System Revenue,
Refunding, XLCA Insured, 5.00%, 12/01/31	2,255,000	2,330,475
Refunding, XLCA Insured, 5.00%, 12/01/36	3,000,000	3,094,320
XLCA Insured, Pre-Refunded, 5.00%, 12/01/31	5,745,000	5,957,278
XLCA Insured, Pre-Refunded, 5.00%, 12/01/36	10,725,000	11,121,289
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,838,900
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,134,695

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Ohio State GO, Infrastructure Improvement, Series A,
5.375%, 9/01/28	6,235,000	6,801,263
Pre-Refunded, 5.375%, 9/01/28	3,765,000	4,118,383
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series
A-3, zero cpn. t o 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	32,036,550
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,483,700
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put 6/01/16,
Refunding, Series A, 5.875%, 6/01/33	13,000,000	13,194,480
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,388,050
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,993,800
		337,076,453
Oregon 0.7%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,720,150
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, Pre-Refunded, 4.50%,
11/15/32	30,000,000	32,005,500
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	27,793,750
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	13,176,026
		78,695,426
Pennsylvania 2.6%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,188,183
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,801,926
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,253,430
Series B, 5.00%, 6/01/42	5,400,000	5,978,664
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,327,250
[b] Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000	5,690,600
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.375%, 8/15/28	5,000,000	5,421,250
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	20,000,000	22,260,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,500,000	14,042,750
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, NATL Insured, Pre-Refunded,
5.00%, 4/01/33	13,225,000	13,326,700
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Subordinate, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	6,337,800
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,378,270
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	22,285,800
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,552,900
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,623,600
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,616,200
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,369,940
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North Philadelphia Health Systems,
Refunding, Series A, FHA Insured,
5.30%, 1/01/18	370,000	371,217
5.35%, 1/01/23	5,145,000	5,164,191
5.375%, 1/01/28	3,700,000	3,707,289
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,176,215
Philadelphia School District GO,
2014, Series E, Pre-Refunded, 6.00%, 9/01/38	15,000	16,953
Series E, Pre-Refunded, 6.00%, 9/01/38	340,000	384,268
Series F, 6.00%, 9/01/38	24,645,000	26,408,103
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	1,000,000	1,111,860
5.00%, 1/01/26	5,000,000	5,519,200
5.00%, 1/01/27	1,750,000	1,928,553
5.25%, 1/01/32	5,000,000	5,532,050
5.00%, 7/01/45	15,000,000	16,976,850
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue,
Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	20,351,520
		281,103,532
Rhode Island 0.9%
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/27	17,300,000	19,735,667
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,515

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Series 10-A, 6.50%, 10/01/22	220,000	220,732
Series 10-A, 6.50%, 4/01/27	130,000	130,198
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue,
Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,049,850
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, New England Institute of
Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	17,950,471
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island, Educational and General
Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,027,500
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/26	5,000,000	5,052,150
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/32	12,440,000	12,555,070
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,305,852
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,000,000	11,501,400
		96,684,405
South Carolina 1.3%
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Refunding, 5.00%,
12/01/28	7,500,000	7,756,125
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No. 50, South Carolina
Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,352,747
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,619,700
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase, School District of Beaufort
County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,516,914
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase, Chesterfield County
School District Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/29	7,500,000	7,780,275
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase, School District of Colleton
County Project, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/25	3,340,000	3,464,816
12/01/26	4,000,000	4,149,480
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, Pre-Refunded, 5.00%,
12/01/25	18,900,000	19,598,355
12/01/31	10,000,000	10,369,500
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%, 2/01/29	4,000,000	4,441,040
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,294,750
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,543,000
South Carolina State Public Service Authority Revenue,
Refunding, Series B, 5.00%, 12/01/50	15,000,000	16,738,800
Series A, Pre-Refunded, 5.50%, 1/01/38	550,000	624,234
Series A, Pre-Refunded, 5.50%, 1/01/38	6,950,000	7,877,269
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000	6,757,440
		137,884,445
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,520,840
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,280,830
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,380,550
Sanford Health, Pre-Refunded, 5.00%, 11/01/27	2,355,000	2,480,239
Sanford Health, Pre-Refunded, 5.00%, 11/01/40	12,945,000	13,633,415
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	4,048,653
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,582,681
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,876,610
		47,803,818
Tennessee 0.2%
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	17,500,000	18,227,300

Texas 11.5%
Allen ISD, GO, Collin County, School Building,
[b] 5.00%, 2/15/41	12,000,000	14,191,560
Series A, 5.00%, 2/15/39	11,575,000	12,849,292
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	9,621,963
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,567,768

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45	10,000,000	11,474,100
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	11,053,000
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	23,108,000
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue, AGMC Insured, Pre-Refunded,
5.00%, 6/15/37	20,000,000	20,333,600
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	10,000,000	10,763,000
Central Texas Regional Mobility Authority Revenue, senior lien,
Refunding, 6.00%, 1/01/41	14,000,000	16,370,900
Series A, 5.00%, 1/01/45	5,000,000	5,639,550
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,817,140
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,853,860
junior lien, Series A, 5.00%, 7/15/40	13,200,000	15,089,448
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/01/36	13,900,000	15,176,298
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	21,337,957
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%, 2/15/29	28,325,000	29,645,795
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,511,300
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,731,500
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	12,002,900
Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,651,343
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	12,060,572
Forney ISD, GO,
Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,730,450
School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,259,220
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,955,196
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80%
thereafter, 10/01/45	10,000,000	8,190,900
Harris County Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, 5.00%, 12/01/45	31,460,000	35,939,589
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
Refunded, 7.25%, 12/01/35	13,500,000	15,888,015
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%, 2/15/32	10,215,000	10,615,734
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	11,347,800
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,915,330
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien, Refunding,
5.25%, 12/01/38	5,000,000	5,840,250
5.00%, 12/01/43	5,000,000	5,538,300
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,532,100
7/01/39	30,850,000	33,961,840
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,786,000
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,729,900
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	11,386,300
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	18,767,886
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,773,600
Lower Colorado River Authority Revenue, Refunding and Improvement, 2014, Series A, NATL Insured, 5.00%, 5/15/26	50,000	50,138
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	17,222,525
Series A, 5.00%, 5/15/36	10,000,000	11,482,600
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,583,625
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,797,000
Manor ISD, GO, School Building, PSF Guarantee, Pre-Refunded, 5.00%, 8/01/37	8,175,000	8,358,938
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,632,700
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, NCCD-College Station Properties LLC,
Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	10,465,700
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,758,400
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	29,798,010
5.50%, 12/15/38	25,000,000	27,720,750
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,729,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	3,056,025
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,894,725
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	25,868,250

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,227,125
System, first tier, Refunding, Series A, 5.75%, 1/01/40	17,840,000	19,241,867
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,855,950
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/40	17,160,000	18,774,584
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,511,300
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,419,000
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	32,822,700
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,758,400
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, Pre-Refunded, 5.00%, 8/15/37	10,510,000	10,770,753
[b] Rockwall ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/46	15,000,000	17,448,600
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,637,000
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
Expansion Project, 4.00%, 9/15/42	39,000,000	40,258,140
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,585,050
10/01/37	3,000,000	3,325,080
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	27,999,942
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children's Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,611,900
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	6,056,628
Tarrant County Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.00%, 11/15/52	5,000,000	5,606,700
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health System, FGIC
Insured, ETM, 6.00%, 9/01/24	3,705,000	4,474,417
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,665,100
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	627,900
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	46,601,200
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	35,220,000
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	3,060,000	3,216,274
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	6,940,000	7,302,754
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,874,370
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,750,600
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,487,700
second tier, Refunding, Series C, 5.00%, 8/15/42	35,000,000	39,282,600
Texas State University System Financing Revenue, AGMC Insured,
5.00%, 3/15/26	740,000	743,582
Pre-Refunded, 5.00%, 3/15/26	5,685,000	5,716,665
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,422,063
[b] Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000	17,593,500
		1,259,317,586
Utah 1.2%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	17,164,200
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,398,750
6/01/38	5,000,000	5,371,350
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	25,287,072
Uintah County Municipal Building Authority Lease Revenue, Pre-Refunded, 5.50%, 6/01/37	5,000,000	5,546,950
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding, 5.25%, 12/01/27	9,735,000	11,130,902
Utah State Transit Authority Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 6/15/36	33,000,000	36,242,580
Pre-Refunded, 5.25%, 6/15/38	13,185,000	14,557,690
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,148,438
		128,847,932
Vermont 0.5%
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Series A, Pre-Refunded, 4.75%, 12/01/36	5,000,000	5,105,400
Hospital, Fletcher Allen Health Care Project, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	5,500,000	5,947,865
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,234,600
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	30,426,488
[b] University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,833,900

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)
		58,548,253
Virginia 0.2%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37	11,130,000	12,003,149
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program, Series A, 5.00%, 11/01/39	12,355,000	14,120,529
		26,123,678
Washington 2.9%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A, Pre-Refunded, 5.00%,
11/01/34	11,405,000	12,270,297
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,583,104
6/01/39	16,250,000	18,380,213
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	11,242,000
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,426,050
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	8,162,416
NJB Properties Lease Revenue, King County Washington Project, Series A,
5.00%, 12/01/36	5,000	5,164
Pre-Refunded, 5.00%, 12/01/36	9,995,000	10,368,513
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,801,000
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	48,722,912
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,969,200
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,779,275
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,810,983
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	19,362,213
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	1,500,000	1,761,450
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,391,727
Providence Health and Services, Refunding, Series A, NATL Insured, 5.00%, 10/01/36	9,750,000	9,997,650
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,951,500
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	11,441,300
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	257,600
Seattle Children's Hospital, Refunding, Series B, 5.00%, 10/01/38	30,000,000	34,878,300
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,774,800
Virginia Mason Medical Center, Series C, Assured Guaranty, 5.50%, 8/15/36	16,000,000	16,893,760
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding,
5.375%, 10/01/29	3,000,000	3,284,430
5.875%, 10/01/34	6,000,000	6,664,020
		317,179,877
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,271,530
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,482,300
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,632,265
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	11,372,800
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	24,853,090
		70,611,985
Wisconsin 0.7%
Monroe RDAR, 6.00%, 2/15/39	11,790,000	13,230,502
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	29,106,008
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,384,788
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,870,454
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,438,033
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,730,760
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	1,071,146
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,774,257
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	668,027
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	2,019,220
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,607,595
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,539,360

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)

Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,691,900
		76,132,050
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	6,291,010

U.S. Territories 1.9%
Puerto Rico 1.8%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%, 5/15/33	14,025,000	14,302,134
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,
5.00%, 7/01/36	62,000,000	63,167,460
5.50%, 7/01/36	7,000,000	7,146,160
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	11,402,313
Series XX, 5.25%, 7/01/40	15,000,000	9,037,500
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	3,265,000	1,865,131
Series N, 5.00%, 7/01/37	20,000,000	11,325,000
[c] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	3,202,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	25,000,000	9,843,750
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	10,721,875
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	15,100,000
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	8,606,250
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	18,875,000
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	17,042,812
Senior Series C, 5.25%, 8/01/40	7,150,000	4,379,375
		206,017,260
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	5,750,000	6,386,583

Total U.S. Territories		212,403,843
Total Municipal Bonds before Short Term Investments (Cost $9,733,240,122)		10,633,523,544
Short Term Investments 0.6%
Municipal Bonds 0.6%
Georgia 0.6%
[d] Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project,
First Series, Daily VRDN and Put, 0.18%, 5/01/22	9,155,000	9,155,000
Refunding, First Series, Daily VRDN and Put, 0.19%, 7/01/49	48,910,000	48,910,000
[d] Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series, Daily VRDN and Put,
0.11%, 9/01/29	4,500,000	4,500,000
Total Short Term Investments (Cost $62,565,000)		62,565,000
Total Investments (Cost $9,795,805,122) 98.0%		10,696,088,544

Other Assets, less Liabilities 2.0%		219,123,520
Net Assets 100.0%		$10,915,212,064

a The Internal Revenue Service is examining the bond and has proposed that the income generated by the bond is taxable. The issuer of the bond is seeking relief under IRS procedures. Until the matter is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Fund’s management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.
b Security purchased on a when-issued basis.
c Defaulted security or security for which income has been deemed uncollectible.
d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2016 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corp.
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Federal Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,799,758,091

Unrealized appreciation	$1,056,859,531
Unrealized depreciation	(160,529,078)
Net unrealized appreciation (depreciation)	$896,330,453

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

		Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities
Municipal Bonds	$		- $	10,622,801,669	$10,721,875	$10,633,523,544
Short Term Investments			-	62,565,000	-	62,565,000
Total Investments in Securities	$		- $	10,685,366,669	$10,721,875	$10,696,088,544

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

     Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2016